RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2011 and 2012 were as follows:

Amount due from related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$148	$1,310
		$148	$1,310

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2011 and 2012, respectively.

Amount due to related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$443	$447
		$443	$447

The amount due to BEMC represents the deposits received for publishing advertisement as of December 31, 2011 and 2012.

(b)	Details of related party transactions occurred for the years ended December 31, 2010, 2011 and 2012 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$3,627	$179	$1,852
Zhangshangtong	Cost method investment of the Group	92	27	-

		$3,719	$206	$1,852

Agency cost paid to:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$747	$-	$-